Real Estate Loans Receivable (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Summary of allowance for losses on loans receivable
Balance at beginning of year			$ 1,276	[1]	$ 5,183	[2]
Provision for loan losses	27,008	[3]	2,010	[1]	29,684	[2]
Charge-offs	27,008	[3]	3,286	[1]	33,591	[2]
Balance at end of year					1,276	[1]
Summary of loan impairments
Balance of impaired loans at end of year	4,230		6,244		9,691
Allowance for loan losses					1,276	[1]
Balance of impaired loans not reserved	4,230		6,244		8,415
Average impaired loans for the year	5,237		7,968		38,409
Interest recognized on impaired loans	44	[4]	0	[4]	103	[4]
Real Estate Loans Receivable (Textuals) [Abstract]
Provision for loan losses	27,008	[3]	2,010	[1]	29,684	[2]
Charge-offs	(27,008)	[3]	(3,286)	[1]	(33,591)	[2]
Amount of non-accrual loans receivable outstanding	4,230		6,244		9,691
Allowance for loan losses					$ 1,276	[1]

[1]	(2) Provision and charge-off amounts relate to one hospital in our medical facilities segment.
[2]	(3) Provision and charge-off amounts relate to certain early stage seniors housing and CCRC development projects in our seniors housing triple-net segment.
[3]	(1) Provision and charge-off amounts relate to one entrance fee community in our seniors housing triple-net segment.
[4]	(1) Represents interest recognized prior to placement on non-accrual status.